EQUIPMENT	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment1 [Abstract]
EQUIPMENT	EQUIPMENT
Equipment consists as follows:

Cost	Lab Equipment	Computer Equipment	Total
	$	$	$
Balance as at March 31, 2021	470	141	611
Additions	8	97	105
Effect of foreign exchange	(3)	—	(3)
Balance as at March 31, 2022	475	238	713
Additions	142	—	142
Effect of foreign exchange	47	1	48
Balance as at March 31, 2023	664	239	903

Accumulated Depreciation
Balance as at March 31, 2021	39	15	54
Depreciation charge	100	68	168
Effect of foreign exchange	(1)	1	—
Balance as at March 31, 2022	138	84	222
Depreciation charge	135	79	214
Effect of foreign exchange	17	—	17
Balance as at March 31, 2023	290	163	453

Net book value as at March 31, 2022	337	154	491
Net book value as at March 31, 2023	374	76	450